Income Taxes - Additional Information (Details) - CNY (¥)		12 Months Ended			36 Months Ended
	Jan. 01, 2008	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Undistributed earnings generated by the PRC consolidated entities		¥ 2,486,972	¥ 2,820,818		¥ 2,486,972
Unrecognized deferred income tax liability		248,697	282,082		248,697
Balance at the end of the period		51,769,696	48,897,848	¥ 56,172,945	51,769,696
Additional disclosures
Unrecognized tax benefits		0	0	0	0
Interest and penalties recorded		¥ 0	¥ 0	¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent		3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000		5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100,000			100,000
Period of statute of limitations for transfer pricing issues		10 years
PRC
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)		15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)		10.00%
Balance at the end of the period		¥ 51,769,696			51,769,696
PRC | December 31, 2023
Income Taxes
Tax loss carry forwards for PRC income tax purpose		138,251,236			138,251,236
PRC | December 31, 2024
Income Taxes
Tax loss carry forwards for PRC income tax purpose		1,361,508			1,361,508
PRC | December 31, 2025
Income Taxes
Tax loss carry forwards for PRC income tax purpose		6,363,372			6,363,372
PRC | December 31, 2026
Income Taxes
Tax loss carry forwards for PRC income tax purpose		9,497,471			9,497,471
PRC | December 31, 2027
Income Taxes
Tax loss carry forwards for PRC income tax purpose		3,920,683			3,920,683
PRC | December 31, 2028
Income Taxes
Tax loss carry forwards for PRC income tax purpose		28,317,935			28,317,935
PRC | December 31, 2029
Income Taxes
Tax loss carry forwards for PRC income tax purpose		28,305,140			28,305,140
PRC | December 31, 2030
Income Taxes
Tax loss carry forwards for PRC income tax purpose		23,594,429			23,594,429
PRC | December 31, 2031
Income Taxes
Tax loss carry forwards for PRC income tax purpose		16,581,088			16,581,088
PRC | December 31, 2032
Income Taxes
Tax loss carry forwards for PRC income tax purpose		¥ 20,309,610			¥ 20,309,610
PRC | ATA Education
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)					15.00%		15.00%		15.00%		15.00%
PRC | Muhua Shangce
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)						15.00%		15.00%		15.00%